Net Loss Per Share (10-Q)	3 Months Ended
Mar. 31, 2013
Net Loss Per Share [Abstract]
Net Loss Per Share
(4)	Net Loss Per Share

Basic and diluted net loss per share is calculated by dividing net loss by the weighted-average number of common shares outstanding. For all periods presented, the outstanding shares of unvested restricted stock as well as the number of common shares issuable upon exercise of outstanding stock options and warrants and conversion of notes payable have been excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive. Therefore, the weighted-average shares used to calculate both basic and dilutive loss per share are the same.

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as they would be anti-dilutive:
	Three Months Ended March 31,
	2012	2013
Shares underlying warrants outstanding	1,061,616	80,080,702
Shares underlying options outstanding	240,837	232,684
Unvested restricted stock	76,037	54,939
Convertible notes payable	—	20,007,002